Management of Capital - Summary of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Equity	$ 254,224	$ 196,585	$ 143,086
Equipment loans payable	4,535
Other financial liability	2,441
Gross consolidated equity and equipment financing	261,200	196,585
Less: Cash and cash equivalents	(21,978)	(31,474)	$ (33,877)
Less: Short-term investments		(20,082)
Net consolidated equity, equipment loans payable and other financial liability	$ 239,222	$ 145,029